DESCRIPTION OF TCPL'S BUSINESS (Details)	12 Months Ended														12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2013 Ontario solar projects facility	Dec. 31, 2013 TC PipeLines, LP	May 31, 2013 TC PipeLines, LP	Apr. 30, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	May 31, 2011 TC PipeLines, LP	Apr. 30, 2011 TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines TQM	Dec. 31, 2013 Natural Gas Pipelines Northern Border	Dec. 31, 2012 Natural Gas Pipelines Northern Border	Dec. 31, 2013 Natural Gas Pipelines Northern Border TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Iroquois	Dec. 31, 2013 Natural Gas Pipelines Great Lakes	Dec. 31, 2013 Natural Gas Pipelines Great Lakes TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines GTN	Dec. 31, 2013 Natural Gas Pipelines GTN TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Bison	Dec. 31, 2013 Natural Gas Pipelines Bison TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Portland	Dec. 31, 2013 Natural Gas Pipelines North Baja	Dec. 31, 2013 Natural Gas Pipelines North Baja TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Tuscarora	Dec. 31, 2013 Natural Gas Pipelines Tuscarora TC PipeLines, LP	Dec. 31, 2013 Energy Ontario solar projects facility	Dec. 31, 2013 Energy Sundance A	Dec. 31, 2013 Energy Sundance B	Dec. 31, 2013 Energy Sheerness	Dec. 31, 2013 Energy Bruce A		Dec. 31, 2013 Energy Bruce B		Dec. 31, 2013 Energy Portlands Energy	Dec. 31, 2013 Energy ASTC Power Partnership	Dec. 31, 2013 Energy Cartier Wind
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business segments in which the entity operates	3
Description of business
Direct ownership interest (as a percent)			28.90%	28.90%	33.30%	33.30%	33.30%	38.20%	28.90%						53.60%		30.00%		30.00%		61.70%															62.00%
Ownership interest (as a percent)										50.00%	14.50%	16.70%	50.00%	44.50%		46.40%		70.00%		70.00%										48.90%	[1]	31.60%	[1]	50.00%	50.00%
Combined effective ownership interest (as a percent)															67.00%		50.20%		50.20%			28.90%		28.90%
Ownership interest (as a percent)																							100.00%		100.00%
Interest purchased (as a percent)																											100.00%	100.00%	100.00%
Long Term Purchase Commitment Number of Projects Agreed to Purchase		5																								5

[1]	At December 31, 2013, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $820 million (2012 – $889 million) due to the fair value assessment of assets at the time of acquisition.